Net Income Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Net Income Per Share

Note 4: Net Income Per Share

Computation of net income per share is as follows:

	Three Months Ended March 31,
	2012	2011

Net income attributable to SMTP.com	$ 204,825	$ 157,361

Basic weighted average common shares outstanding	13,841,500	13,567,222
Add incremental shares for:
Warrants	516,688
Stock options	1,073,773	-
Diluted weighted average common shares outstanding	15,431,961	13,567,222

Net income per share:
Basic	$ 0.01	$ 0.01
Diluted	$ 0.01	$ 0.01

Note 5: Net Income Per Share

Computation of net income per share is as follows:

	Year Ended December 31,
	2011	2010

Net income attributable to SMTP.com	$ 905,632	$ 394,901

Basic weighted average common shares outstanding	13,773,566	13,440,000
Add incremental shares for:
Warrants	423,085
Stock options	957,613	-
Diluted weighted average common shares outstanding	15,154,264	13,440,000

Net income (loss) per share:
Basic	$ 0.07	$ 0.03
Diluted	$ 0.06	$ 0.03